Income Taxes (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017
Net operating loss carry forwards for federal and state tax		$ 5,000,000
Deferred tax assets, valuation allowance decreased amount		$ 1,000,000
Operating loss carry forwards expiration years		2037
January 1 2018 [Member]
Federal corporate tax rate	21.00%
Tax Cuts and Jobs Act [Member]
Deferred tax assets, valuation allowance decreased amount		$ 1,000,000
Maximum [Member] | Tax Cuts and Jobs Act [Member]
Federal corporate tax rate	35.00%
Minimum [Member] | Tax Cuts and Jobs Act [Member]
Federal corporate tax rate	21.00%